Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2016
Discontinued Operations [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The following table presents statement of income data related to discontinued operations.

	Year Ended September 30
	2016	2015	2014
	(In thousands)

Operating revenues	$1,005,090	$1,409,071	$1,984,829
Purchased gas cost	968,118	1,359,832	1,923,745
Gross profit	36,972	49,239	61,084
Operating expenses	26,184	30,076	26,957
Operating income	10,788	19,163	34,127
Other nonoperating expense	(2,495)	(3,570)	$(2,252)
Income from discontinued operations before income taxes	8,293	15,593	31,875
Income tax expense	3,731	6,141	12,389
Net income from discontinued operations	$4,562	$9,452	$19,486
The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of our natural gas marketing's operations to total assets and liabilities classified as held for sale.

	September 30, 2016	September 30, 2015
	(In thousands)
Assets:
Net property, plant and equipment	$11,905	$13,878
Accounts receivable	93,551	91,675
Gas stored underground	54,246	41,267
Assets from risk management activities	8,743	8,854
Other current assets	5,968	7,108
Goodwill	16,445	16,445
Noncurrent assets from risk management activities	169	—
Deferred charges and other assets	266	62
Total assets of the disposal group classified as held for sale in the statement of financial position	191,293	179,289
Cash	25,417	4,008
Intercompany receivable	—	2,960
Other assets	5	(3,486)
Total assets of disposal group in the statement of financial position	$216,715	$182,771

Liabilities:
Accounts payable and accrued liabilities	$72,268	$76,170
Liabilities from risk management activities	—	3,799
Other current liabilities	9,640	9,502
Deferred credits and other	316	347
Total liabilities of the disposal group classified as held for sale in the statement of financial position	82,224	89,818
Intercompany note payable	35,000	50,000
Tax liabilities	15,471	(200)
Intercompany payables	14,139	—
Other liabilities	3,284	5,870
Total liabilities of disposal group in the statement of financial position	$150,118	$145,488

The following table presents statement of cash flow data related to discontinued operations.

	Year Ended September 30
	2016	2015	2014
	(In thousands)
Depreciation and amortization	$2,304	$2,388	$2,315
Capital expenditures	$321	$226	$1,559
Noncash gain (loss) in commodity contract cash flow hedges	$(33,533)	$38,956	$(4,593)